Shareholder Report, Holdings (Details) - C000027675 [Member]	Jun. 30, 2024
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Semiconductors Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Interactive Media Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Hotels Restaurants Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Textiles Apparel Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Aerospace Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%